Income tax benefit/expense - Summary of Income tax benefit (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Income Tax Benefit [line items]
Statutory tax rate	25.00%	26.00%	27.50%
Australia [member]
Disclosure Of Income Tax Benefit [line items]
Statutory tax rate	25.00%	26.00%	27.50%
US [member]
Disclosure Of Income Tax Benefit [line items]
Statutory tax rate	21.00%	21.00%	21.00%